PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2024
Property, plant and equipment [abstract]
PROPERTY, PLANT AND EQUIPMENT	PROPERTY, PLANT AND EQUIPMENT
Property, plant, and equipment primarily consists of hospitality assets in the UK and a portfolio of hotels in the U.S.

The following table presents the useful lives of each hospitality asset by class:

Hospitality assets by class	Useful life (in years)
Building and building improvements	1 to 50 +
Land improvements	15
Furniture, fixtures and equipment	1 to 20

Hospitality properties are accounted for under the revaluation model with revaluation to fair value performed annually at December 31. Significant unobservable inputs (Level 3) in estimating hospitality property values under the revaluation method include estimates of replacement cost and estimates of remaining economic life.

There were no impairment indicators for the years ended December 31, 2024 and December 31, 2023.

Hospitality properties with a fair value of approximately $3.3 billion are situated on land held under leases or other agreements largely expiring after the year 2065.
The following table presents the change to the components of the partnership’s hospitality assets from the beginning of the year:

(US$ Millions)	Dec. 31, 2024	Dec. 31, 2023
Cost:
Balance, beginning of year	$10,486	$9,050
Additions	459	540
Disposals	(304)	(169)
Foreign currency translation	(110)	153
Acquisition of Foreign Investments(1)	—	945
Reclassification (to) assets held for sale and other	(439)	(33)
Reclassification of BSREP IV investments to assets held for sale(1)	(4,658)	—
	5,434	10,486
Accumulated fair value changes:
Balance, beginning of year	2,027	1,376
Revaluation (losses) gains, net(2)	(103)	647
Disposals	—	(37)
Foreign currency translation	(37)	45
Reclassification (to) assets held for sale and other	(141)	(4)
Reclassification of BSREP IV investments to assets held for sale(1)	(471)	—
	1,275	2,027
Accumulated depreciation:
Balance, beginning of year	(1,428)	(1,025)
Depreciation	(392)	(411)
Disposals	162	37
Foreign currency translation	28	(37)
Reclassification to assets held for sale and other	92	—
Reclassification of BSREP IV investments to assets held for sale(1)	313	8
	(1,225)	(1,428)
Total property, plant and equipment(3)	$5,484	$11,085
(1)See Note 31, Related Parties for further information on the Acquisition of Foreign Investments and Reclassification of BSREP IV investments to assets held for sale.
(2)Revaluation (losses) gains, net includes revaluation losses of $23 million (December 31, 2023 - gains of $704 million) recorded as revaluation surplus in the consolidated statements of comprehensive income. It also includes revaluation losses in excess of revaluation surplus of $80 million (December 31, 2023 - $57 million) recorded in other fair value changes in the consolidated statements of income.
(3)Includes right-of-use assets of $120 million (December 31, 2023 - $304 million).